Fair Value - Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis (Detail) - Recurring fair value measurement [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	€ 34	€ 44
Transfers Level II to Level I	907	32
Available-for-sale financial assets [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	23	44
Transfers Level II to Level I	726	32
Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	23	44
Transfers Level II to Level I	5	€ 32
Available-for-sale financial assets [member] | Money markets and other short term instruments [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level II to Level I	721
Financial assets at fair value through profit or loss [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	10
Transfers Level II to Level I	181
Financial assets at fair value through profit or loss [member] | Shares [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	10
Transfers Level II to Level I	128
Financial assets at fair value through profit or loss [member] | Money markets and other short term instruments [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level II to Level I	13
Financial assets at fair value through profit or loss [member] | Investment contracts for account of policyholders [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level II to Level I	€ 40